Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Six Months Ended June 30,
	2025	2024
Numerator
Net loss	$(241,911)	$(35,963)

Denominator
Weighted-average common shares outstanding, basic and diluted	90,158	88,026

Net loss per common share, basic and diluted	$(2.68)	$(0.41)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Six Months Ended June 30,
	2025 (2)	2024
Redeemable convertible preferred stock	93,963	93,963
Common stock options	81,457	58,855
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	325	581

Total	177,714	155,368

The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2024	2023
Numerator
Net loss	$ (69,459)	$(56,945)

Denominator
Weighted-average common shares outstanding, basic and diluted	88,181	87,459

Net loss per common share, basic and diluted	$(0.79)	$(0.65)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023
Redeemable convertible preferred stock	93,963	93,963
Common stock options	74,211	64,357
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	469	719

Total	170,612	161,008